Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Sterling Capital Funds
Entity Central Index Key	0000889284
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000009820
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class A
Trading Symbol	BBTGX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.01%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
AssetsNet	$ 63,690,888
Holdings Count	111
Advisory Fees Paid, Amount	$ 121,924
InvestmentCompanyPortfolioTurnover	68.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009822
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class C
Trading Symbol	BCVCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.76%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.76%
AssetsNet	$ 63,690,888
Holdings Count	111
Advisory Fees Paid, Amount	$ 121,924
InvestmentCompanyPortfolioTurnover	68.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009819
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class Institutional
Trading Symbol	BBISX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 63,690,888
Holdings Count	111
Advisory Fees Paid, Amount	$ 121,924
InvestmentCompanyPortfolioTurnover	68.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000199529
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	STRAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 63,690,888
Holdings Count	111
Advisory Fees Paid, Amount	$ 121,924
InvestmentCompanyPortfolioTurnover	68.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000084353
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SPSAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.12%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%
AssetsNet	$ 69,484,095
Holdings Count	251
Advisory Fees Paid, Amount	$ 249,738
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000084355
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class C
Trading Symbol	SPSDX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.89%
AssetsNet	$ 69,484,095
Holdings Count	251
Advisory Fees Paid, Amount	$ 249,738
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000199534
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	STRBX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 69,484,095
Holdings Count	251
Advisory Fees Paid, Amount	$ 249,738
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000034900
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class Institutional
Trading Symbol	SPSCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 69,484,095
Holdings Count	251
Advisory Fees Paid, Amount	$ 249,738
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009884
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class A
Trading Symbol	BAEIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.12%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%
AssetsNet	$ 626,679,797
Holdings Count	33
Advisory Fees Paid, Amount	$ 2,177,622
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009886
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class C
Trading Symbol	BCEGX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.87%
AssetsNet	$ 626,679,797
Holdings Count	33
Advisory Fees Paid, Amount	$ 2,177,622
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000199533
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class R6
Trading Symbol	STREX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.72%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%
AssetsNet	$ 626,679,797
Holdings Count	33
Advisory Fees Paid, Amount	$ 2,177,622
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009883
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class Institutional
Trading Symbol	BEGIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 626,679,797
Holdings Count	33
Advisory Fees Paid, Amount	$ 2,177,622
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009891
Shareholder Report [Line Items]
Fund Name	Sterling Capital Intermediate U.S. Government Fund
Class Name	Class A
Trading Symbol	BGVAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 20,399,418
Holdings Count	110
Advisory Fees Paid, Amount	$ 11,824
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009893
Shareholder Report [Line Items]
Fund Name	Sterling Capital Intermediate U.S. Government Fund
Class Name	Class C
Trading Symbol	BIUCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.56%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%
AssetsNet	$ 20,399,418
Holdings Count	110
Advisory Fees Paid, Amount	$ 11,824
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009890
Shareholder Report [Line Items]
Fund Name	Sterling Capital Intermediate U.S. Government Fund
Class Name	Class Institutional
Trading Symbol	BBGVX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 20,399,418
Holdings Count	110
Advisory Fees Paid, Amount	$ 11,824
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000123268
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class A
Trading Symbol	SCCMX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 56,067,114
Holdings Count	365
Advisory Fees Paid, Amount	$ 20,570
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000123269
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class C
Trading Symbol	SCCNX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
AssetsNet	$ 56,067,114
Holdings Count	365
Advisory Fees Paid, Amount	$ 20,570
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000234127
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class R6
Trading Symbol	STRFX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 56,067,114
Holdings Count	365
Advisory Fees Paid, Amount	$ 20,570
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000123270
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class Institutional
Trading Symbol	SCCPX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 56,067,114
Holdings Count	365
Advisory Fees Paid, Amount	$ 20,570
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000156996
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class A
Trading Symbol	STRLX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
AssetsNet	$ 51,809,540
Holdings Count	48
Advisory Fees Paid, Amount	$ 147,893
InvestmentCompanyPortfolioTurnover	10.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000156997
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class C
Trading Symbol	STRNX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.95%
AssetsNet	$ 51,809,540
Holdings Count	48
Advisory Fees Paid, Amount	$ 147,893
InvestmentCompanyPortfolioTurnover	10.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000156998
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class Institutional
Trading Symbol	STRGX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 51,809,540
Holdings Count	48
Advisory Fees Paid, Amount	$ 147,893
InvestmentCompanyPortfolioTurnover	10.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009838
Shareholder Report [Line Items]
Fund Name	Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BNCAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 114,516,217
Holdings Count	75
Advisory Fees Paid, Amount	$ 204,122
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000112495
Shareholder Report [Line Items]
Fund Name	Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BBNCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.60%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
AssetsNet	$ 114,516,217
Holdings Count	75
Advisory Fees Paid, Amount	$ 204,122
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009837
Shareholder Report [Line Items]
Fund Name	Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	BBNTX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 114,516,217
Holdings Count	75
Advisory Fees Paid, Amount	$ 204,122
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000123271
Shareholder Report [Line Items]
Fund Name	Sterling Capital Quality Income Fund
Class Name	Class A
Trading Symbol	SCSSX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 146,394,791
Holdings Count	226
Advisory Fees Paid, Amount	$ 221,458
InvestmentCompanyPortfolioTurnover	11.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000123272
Shareholder Report [Line Items]
Fund Name	Sterling Capital Quality Income Fund
Class Name	Class C
Trading Symbol	SCSTX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.63%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.63%
AssetsNet	$ 146,394,791
Holdings Count	226
Advisory Fees Paid, Amount	$ 221,458
InvestmentCompanyPortfolioTurnover	11.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000123273
Shareholder Report [Line Items]
Fund Name	Sterling Capital Quality Income Fund
Class Name	Class Institutional
Trading Symbol	SCSPX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 146,394,791
Holdings Count	226
Advisory Fees Paid, Amount	$ 221,458
InvestmentCompanyPortfolioTurnover	11.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000156999
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class A
Trading Symbol	STMMX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
AssetsNet	$ 59,427,921
Holdings Count	30
Advisory Fees Paid, Amount	$ 184,969
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000157000
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class C
Trading Symbol	STMOX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.91%
AssetsNet	$ 59,427,921
Holdings Count	30
Advisory Fees Paid, Amount	$ 184,969
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000217819
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class R6
Trading Symbol	SCREX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 59,427,921
Holdings Count	30
Advisory Fees Paid, Amount	$ 184,969
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000157001
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class Institutional
Trading Symbol	STMDX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 59,427,921
Holdings Count	30
Advisory Fees Paid, Amount	$ 184,969
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000157002
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class A
Trading Symbol	STSNX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.31%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%
AssetsNet	$ 174,429,389
Holdings Count	47
Advisory Fees Paid, Amount	$ 646,311
InvestmentCompanyPortfolioTurnover	4.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000157003
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class C
Trading Symbol	STSOX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.05%
AssetsNet	$ 174,429,389
Holdings Count	47
Advisory Fees Paid, Amount	$ 646,311
InvestmentCompanyPortfolioTurnover	4.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000217820
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class R6
Trading Symbol	SCSIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 174,429,389
Holdings Count	47
Advisory Fees Paid, Amount	$ 646,311
InvestmentCompanyPortfolioTurnover	4.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000157004
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class Institutional
Trading Symbol	STSCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 174,429,389
Holdings Count	47
Advisory Fees Paid, Amount	$ 646,311
InvestmentCompanyPortfolioTurnover	4.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009852
Shareholder Report [Line Items]
Fund Name	Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BASCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 22,359,891
Holdings Count	38
Advisory Fees Paid, Amount	$ 37,991
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000112496
Shareholder Report [Line Items]
Fund Name	Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BSCCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.69%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.69%
AssetsNet	$ 22,359,891
Holdings Count	38
Advisory Fees Paid, Amount	$ 37,991
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009851
Shareholder Report [Line Items]
Fund Name	Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	BSCIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 22,359,891
Holdings Count	38
Advisory Fees Paid, Amount	$ 37,991
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009844
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class A
Trading Symbol	BOPAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.13%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%
AssetsNet	$ 311,699,909
Holdings Count	36
Advisory Fees Paid, Amount	$ 1,081,939
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009846
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class C
Trading Symbol	BOPCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.88%
AssetsNet	$ 311,699,909
Holdings Count	36
Advisory Fees Paid, Amount	$ 1,081,939
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000199531
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class R6
Trading Symbol	STRSX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.78%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%
AssetsNet	$ 311,699,909
Holdings Count	36
Advisory Fees Paid, Amount	$ 1,081,939
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009843
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class Institutional
Trading Symbol	BOPIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
AssetsNet	$ 311,699,909
Holdings Count	36
Advisory Fees Paid, Amount	$ 1,081,939
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009864
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class A
Trading Symbol	BICAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,476,044,813
Holdings Count	386
Advisory Fees Paid, Amount	$ 1,302,537
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009866
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class C
Trading Symbol	BICCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
AssetsNet	$ 1,476,044,813
Holdings Count	386
Advisory Fees Paid, Amount	$ 1,302,537
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000199532
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class R6
Trading Symbol	STRDX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 1,476,044,813
Holdings Count	386
Advisory Fees Paid, Amount	$ 1,302,537
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009863
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class Institutional
Trading Symbol	BIBTX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,476,044,813
Holdings Count	386
Advisory Fees Paid, Amount	$ 1,302,537
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009872
Shareholder Report [Line Items]
Fund Name	Sterling Capital Virginia Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BVAAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 32,014,822
Holdings Count	39
Advisory Fees Paid, Amount	$ 57,321
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000112498
Shareholder Report [Line Items]
Fund Name	Sterling Capital Virginia Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BVACX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.67%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%
AssetsNet	$ 32,014,822
Holdings Count	39
Advisory Fees Paid, Amount	$ 57,321
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009871
Shareholder Report [Line Items]
Fund Name	Sterling Capital Virginia Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	BVATX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 32,014,822
Holdings Count	39
Advisory Fees Paid, Amount	$ 57,321
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009874
Shareholder Report [Line Items]
Fund Name	Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BWVAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 48,297,625
Holdings Count	44
Advisory Fees Paid, Amount	$ 85,887
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000112499
Shareholder Report [Line Items]
Fund Name	Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BWVCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
AssetsNet	$ 48,297,625
Holdings Count	44
Advisory Fees Paid, Amount	$ 85,887
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000009873
Shareholder Report [Line Items]
Fund Name	Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	OWVAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 48,297,625
Holdings Count	44
Advisory Fees Paid, Amount	$ 85,887
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000260431
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class R6
Trading Symbol	SCMCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
AssetsNet	$ 51,809,540
Holdings Count	48
Advisory Fees Paid, Amount	$ 147,893
InvestmentCompanyPortfolioTurnover	10.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000267176
Shareholder Report [Line Items]
Fund Name	Sterling Capital Hedged Equity Premium Income ETF
Class Name	Sterling Capital Hedged Equity Premium Income ETF
Trading Symbol	SCEP
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Hedged Equity Premium Income ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCEP	$24	0.65%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.65%
AssetsNet	$ 214,625,562
Holdings Count	57
Advisory Fees Paid, Amount	$ 301,221
InvestmentCompanyPortfolioTurnover	19.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000267177
Shareholder Report [Line Items]
Fund Name	Sterling Capital Multi-Strategy Income ETF
Class Name	Sterling Capital Multi-Strategy Income ETF
Trading Symbol	SCMC
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Multi-Strategy Income ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCMC	$21	0.55%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.55%
AssetsNet	$ 168,278,103
Holdings Count	156
Advisory Fees Paid, Amount	$ 193,273
InvestmentCompanyPortfolioTurnover	18.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000267178
Shareholder Report [Line Items]
Fund Name	Sterling Capital National Municipal Bond ETF
Class Name	Sterling Capital National Municipal Bond ETF
Trading Symbol	SCNM
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital National Municipal Bond ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCNM	$13	0.35%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.35%
AssetsNet	$ 196,629,341
Holdings Count	74
Advisory Fees Paid, Amount	$ 137,748
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000267179
Shareholder Report [Line Items]
Fund Name	Sterling Capital Short Duration Bond ETF
Class Name	Sterling Capital Short Duration Bond ETF
Trading Symbol	SCSB
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Short Duration Bond ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCSB	$1	0.33%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.33%
AssetsNet	$ 33,427,567
Holdings Count	130
Advisory Fees Paid, Amount	$ 604
InvestmentCompanyPortfolioTurnover	10.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000267180
Shareholder Report [Line Items]
Fund Name	Sterling Capital Ultra Short Bond ETF
Class Name	Sterling Capital Ultra Short Bond ETF
Trading Symbol	SCUB
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Sterling Capital Ultra Short Bond ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]	What were the Fund’s costs for the last six months? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCUB	$1	0.30%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.30%
AssetsNet	$ 21,558,272
Holdings Count	108
Advisory Fees Paid, Amount	$ 349
InvestmentCompanyPortfolioTurnover	8.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.

C000270436
Shareholder Report [Line Items]
Fund Name	Guardian Capital Dividend Growth Fund
Class Name	Institutional Class
Trading Symbol	DIVGX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Guardian Capital Dividend Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.sterlingcapital.com. Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 41,975,858
Holdings Count	42
Advisory Fees Paid, Amount	$ 86,290
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]
Material Fund Change [Text Block]

As previously disclosed in a supplement to the Funds' Prospectuses and Statements of Additional Information filed on September 16, 2025, on August 28, 2025, Guardian Capital Group Limited ("Guardian"), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. ("DGAM"), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec ("Desjardins"), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the "Transaction"). The closing of the Transaction (the "Closing") occurred on March 23, 2026.

Sterling Capital is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that Sterling Capital will continue to operate as a standalone entity. To provide continuity and stability, Sterling Capital's team of management and senior professionals will continue servicing Sterling Capital's clients, including the Funds.

As permitted by Rule 15a-4 under the 1940 Act ("Rule 15a-4"), if shareholder approval of the New Investment Advisory Agreement with respect to a Fund has not been obtained by the Closing, Sterling Capital will provide investment advisory services to any such Fund(s) under an Interim Investment Advisory Agreement between Sterling Capital and the Trust, on behalf of such Fund(s) (the "Interim Agreement"). The Interim Investment Advisory Agreement and New Investment Advisory Agreement was approved by the Board at an in-person meeting on November 18-19, 2025.